AB Active ETFs, Inc.

AB Ultra Short Income ETF

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 63.0%
Financial Institutions – 40.2%
Banking – 32.1%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)	U.S.$	2,585	$2,520,582
AIB Group PLC 4.263%, 04/10/2025(a)		2,191	2,141,396
Bank of America Corp. 0.523%, 06/14/2024		164	161,387
0.976%, 04/22/2025		1,371	1,296,061
1.53%, 12/06/2025		322	299,154
3.366%, 01/23/2026		487	466,122
3.458%, 03/15/2025		1,001	978,397
3.55%, 03/05/2024		90	90,000
Bank of New York Mellon/The 5.224%, 11/21/2025		2,500	2,490,750
Bank of Nova Scotia (The) 4.50%, 12/16/2025		626	606,807
4.75%, 02/02/2026		2,739	2,694,409
Banque Federative du Credit Mutuel SA 4.935%, 01/26/2026(a)		2,700	2,659,284
Barclays PLC 1.007%, 12/10/2024		1,625	1,564,631
3.932%, 05/07/2025		1,206	1,174,282
4.375%, 09/11/2024		540	526,770
BNP Paribas SA 3.25%, 03/03/2023		508	508,000
4.375%, 09/28/2025(a)		1,694	1,643,248
BPCE SA 4.50%, 03/15/2025(a)		526	510,835
5.15%, 07/21/2024(a)		2,809	2,763,663
Capital One Financial Corp. 4.166%, 05/09/2025		1,884	1,841,572
Credit Suisse AG/New York NY 7.95%, 01/09/2025		1,872	1,889,091
Danske Bank A/S 3.244%, 12/20/2025(a)		202	192,058
3.773%, 03/28/2025(a)		354	346,385
6.466%, 01/09/2026(a)		2,738	2,757,686
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		3,387	3,250,538
Federation des Caisses Desjardins du Quebec 4.40%, 08/23/2025(a)		1,250	1,217,737
Goldman Sachs Group, Inc. (The) 0.925%, 10/21/2024		913	883,647
1.757%, 01/24/2025		2,501	2,406,637
HSBC Holdings PLC 1.162%, 11/22/2024		235	226,719
2.633%, 11/07/2025		665	629,835
3.803%, 03/11/2025		754	738,121
3.95%, 05/18/2024		1,695	1,687,474
JPMorgan Chase & Co. 0.697%, 03/16/2024		68	67,834
0.824%, 06/01/2025		362	339,607
1.514%, 06/01/2024		100	99,021

	Principal Amount (000)		U.S. $ Value

1.561%, 12/10/2025	U.S.$	71	$65,982
3.559%, 04/23/2024		312	310,974
3.797%, 07/23/2024		384	381,216
5.546%, 12/15/2025		2,000	1,998,280
Lloyds Banking Group PLC 3.87%, 07/09/2025		1,290	1,256,357
Macquarie Group Ltd. 6.207%, 11/22/2024(a)		2,541	2,564,123
Mizuho Financial Group, Inc. 0.849%, 09/08/2024		2,494	2,427,759
1.241%, 07/10/2024		560	550,906
2.839%, 07/16/2025		321	307,133
Morgan Stanley 0.731%, 04/05/2024		555	552,186
0.79%, 05/30/2025		1,040	974,043
0.791%, 01/22/2025		1,038	992,743
1.164%, 10/21/2025		145	134,279
3.62%, 04/17/2025		644	629,182
Nationwide Building Society 1.00%, 08/28/2025(a)		2,424	2,168,632
3.90%, 07/21/2025(a)		495	475,517
NatWest Group PLC 4.269%, 03/22/2025		2,458	2,414,838
4.519%, 06/25/2024		863	858,547
Royal Bank Of Canada Series G 4.875%, 01/12/2026		2,625	2,602,819
Societe Generale SA 4.25%, 04/14/2025(a)		672	644,146
4.75%, 11/24/2025(a)		503	486,486
5.00%, 01/17/2024(a)		2,149	2,128,176
Standard Chartered PLC 3.785%, 05/21/2025(a)		377	367,730
Sumitomo Mitsui Financial Group, Inc. 5.464%, 01/13/2026		2,500	2,494,000
Synchrony Bank 5.40%, 08/22/2025		1,901	1,872,865
Wells Fargo & Co. 1.654%, 06/02/2024		3,029	2,998,983
Western Union Co. (The) 2.85%, 01/10/2025		1,009	958,267

			77,285,909

Brokerage – 0.5%
Nomura Holdings, Inc. 5.709%, 01/09/2026		1,140	1,137,515

Finance – 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/2025		312	297,236
4.45%, 10/01/2025		539	517,440
6.50%, 07/15/2025		733	735,683
Series 3NC1 1.75%, 10/29/2024		1,869	1,735,049

	Principal Amount (000)		U.S. $ Value

Aircastle Ltd. 4.125%, 05/01/2024	U.S.$	2,367	$2,311,399
4.40%, 09/25/2023		308	305,311
5.25%, 08/11/2025(a)		352	344,288
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		1,293	1,141,357
5.50%, 12/15/2024(a)		2,175	2,147,813
Synchrony Financial 4.50%, 07/23/2025		343	330,326
4.875%, 06/13/2025		439	427,353

			10,293,255

REITs – 3.3%
Brixmor Operating Partnership LP 3.65%, 06/15/2024		2,153	2,085,331
3.85%, 02/01/2025		1,006	966,243
Equinix, Inc. 1.25%, 07/15/2025		2,092	1,892,193
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		1,236	1,212,083
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025		1,982	1,928,189

			8,084,039

			96,800,718

Industrial – 19.8%
Basic – 0.4%
Eastman Chemical Co. 3.80%, 03/15/2025		1,000	970,000

Capital Goods – 2.3%
CNH Industrial Capital LLC 3.95%, 05/23/2025		1,014	981,451
John Deere Capital Corp. 2.80%, 03/06/2023		1,808	1,807,439
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		993	934,850
4.40%, 03/15/2024		1,899	1,870,420

			5,594,160

Communications - Media – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50%, 02/01/2024		206	203,479
4.908%, 07/23/2025		1,910	1,868,419
Time Warner Cable Enterprises LLC 8.375%, 03/15/2023		1,837	1,839,351

			3,911,249

Consumer Cyclical - Automotive – 2.8%
Hyundai Capital America 1.00%, 09/17/2024(a)		1,744	1,623,856
1.30%, 01/08/2026(a)		1,897	1,679,642

	Principal Amount (000)		U.S. $ Value

Volkswagen Group of America Finance LLC 1.25%, 11/24/2025(a)	U.S.$	295	$264,196
3.95%, 06/06/2025(a)		3,150	3,046,144

			6,613,838

Consumer Cyclical - Other – 1.4%
Lennar Corp. 4.50%, 04/30/2024		3,358	3,313,742

Consumer Non-Cyclical – 5.8%
Bayer US Finance II LLC 3.375%, 07/15/2024(a)		3,190	3,098,192
4.25%, 12/15/2025(a)		214	206,908
CVS Health Corp. 5.00%, 02/20/2026		3,139	3,121,924
Philip Morris International, Inc. 4.875%, 02/13/2026		3,139	3,103,623
Reynolds American, Inc. 4.45%, 06/12/2025		1,930	1,878,508
Royalty Pharma PLC 0.75%, 09/02/2023		1,946	1,895,871
1.20%, 09/02/2025		766	685,539

			13,990,565

Energy – 2.1%
Canadian Natural Resources Ltd. 3.90%, 02/01/2025		485	469,946
EQT Corp. 6.125%, 02/01/2025		117	117,136
Kinder Morgan Energy Partners LP 4.15%, 02/01/2024		111	109,521
Marathon Petroleum Corp. 4.70%, 05/01/2025		1,018	1,003,748
Williams Cos., Inc. (The) 5.40%, 03/02/2026		3,314	3,315,094

			5,015,445

Services – 1.2%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		2,527	2,546,483
Global Payments, Inc. 2.65%, 02/15/2025		271	255,729

			2,802,212

Technology – 2.2%
Dell International LLC / EMC Corp. 5.45%, 06/15/2023		1,863	1,862,497
Microchip Technology, Inc. 2.67%, 09/01/2023		1,915	1,885,835
4.333%, 06/01/2023		206	205,339
Skyworks Solutions, Inc. 0.90%, 06/01/2023		1,458	1,439,031

			5,392,702

			47,603,913

		Principal Amount (000)	U.S. $ Value

Utility – 3.0%
Electric – 3.0%
Constellation Energy Generation LLC 3.25%, 06/01/2025	U.S.$	311	$295,624
DTE Energy Co. 4.22%, 11/01/2024		1,005	983,714
Enel Finance International NV 6.80%, 10/14/2025(a)		2,468	2,529,305
NextEra Energy Capital Holdings, Inc. 0.65%, 03/01/2023		136	136,000
6.051%, 03/01/2025		3,315	3,337,111

			7,281,754

Total Corporates - Investment Grade (cost $151,837,734)			151,686,385

ASSET-BACKED SECURITIES – 5.0%
Autos - Fixed Rate – 3.5%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		1,364	1,363,992
American Credit Acceptance Receivables Trust Series 2023-1, Class A 5.45%, 09/14/2026(a)		1,475	1,473,289
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)		1,015	1,010,932
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(a)		1,000	999,581
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		1,120	1,116,289
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)		1,110	1,108,857
United Auto Credit Securitization Trust Series 2023-1, Class A 5.57%, 07/10/2025(a)		1,342	1,340,430

			8,413,370

Other ABS - Fixed Rate – 1.5%
Affirm Asset Securitization Trust Series 2022-A, Class B 4.64%, 05/17/2027(a)		1,200	1,144,024
Pagaya AI Debt Trust Series 2023-1, Class A2 7.556%, 07/15/2030(a)		1,100	1,102,574

		Principal Amount (000)	U.S. $ Value

Theorem Funding Trust Series 2022-3A, Class A 7.60%, 04/15/2029(a)	U.S.$	1,283	$1,293,173

			3,539,771

Total Asset-Backed Securities (cost $11,967,332)			11,953,141

GOVERNMENTS - TREASURIES – 3.2%
United States – 3.2%
U.S. Treasury Notes 0.875%, 01/31/2024		4,000	3,848,125
1.50%, 02/29/2024		4,000	3,859,375

Total Governments - Treasuries (cost $7,710,883)			7,707,500

SHORT-TERM INVESTMENTS – 29.3%
U.S. Treasury Bills – 11.0%
United States – 11.0%
U.S. Treasury Bill Zero Coupon, 05/16/2023		3,000	2,970,487
Zero Coupon, 06/08/2023		2,000	1,974,287
Zero Coupon, 06/27/2023		4,000	3,936,804
Zero Coupon, 07/20/2023		3,000	2,944,305
Zero Coupon, 07/27/2023		3,000	2,941,540
Zero Coupon, 08/17/2023		4,000	3,909,116
Zero Coupon, 08/24/2023		4,000	3,904,373
Zero Coupon, 02/22/2024		4,000	3,810,459

Total U.S. Treasury Bills (cost $26,392,946)			26,391,371

Agencies – 8.2%
Agency Discount Notes – 8.2%
Federal Home Loan Bank Discount Notes Zero Coupon, 06/30/2023		2,315	2,274,754
Zero Coupon, 07/19/2023		1,000	979,872
Zero Coupon, 07/28/2023		3,000	2,935,875
Zero Coupon, 08/01/2023		1,250	1,222,553
Zero Coupon, 08/23/2023		4,000	3,899,543
Zero Coupon, 09/01/2023		3,000	2,920,913
Zero Coupon, 11/15/2023		1,850	1,781,671
Zero Coupon, 12/12/2023		4,000	3,837,526

Total Agencies (cost $19,888,795)			19,852,707

Commercial Paper – 6.9%
Cooperatieve Rabobank UA/NY Zero Coupon, 10/17/2023		2,700	2,612,093
DNB Bank ASA Zero Coupon, 01/17/2024(a)		2,700	2,574,103

	Principal Amount (000)		U.S. $ Value

MUFG Bank Ltd/New York NY Zero Coupon, 07/20/2023	U.S.$	2,700	$2,648,230
Nordea Bank Abp 4.89% (SOFR + 0.34%), 10/31/2023(a) (b)		300	300,398
Skandinaviska Enskilda Banken AB Zero Coupon, 10/30/2023(a)		1,700	1,641,179
4.81% (SOFR + 0.26%), 08/25/2023(a) (b)		1,200	1,200,601
Swedbank AB 4.82% (SOFR + 0.27%), 09/01/2023(b)		2,900	2,901,469
Westpac Banking Corp. 4.72%, 01/12/2024(a)		2,700	2,704,652

Total Commercial Paper (cost $16,589,600)			16,582,725

Certificates of Deposit – 3.0%
Credit Agricole Corporate and Investment Bank 5.51%, 11/21/2023		1,804	1,804,203
Nordea Bank Abp/New York NY 4.97%, 08/23/2023		2,700	2,698,374
Standard Chartered Bank/New York 5.23%, 10/05/2023		2,700	2,698,548

Total Certificates of Deposit (cost $7,205,625)			7,201,125

	Shares

Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(c) (d) (e) (cost $536,730)		536,730	536,730

Total Short-Term Investments (cost $70,613,696)			70,564,658

Total Investments – 100.5% (cost $242,129,645)(f)			241,911,684
Other assets less liabilities – (0.5)%			(1,256,062)

Net Assets – 100.0%			$240,655,622

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	162	June 2023	$17,342,859	$33,312

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $64,589,942 or 26.8% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2023.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $428,385 and gross unrealized depreciation of investments was $(613,034), resulting in net unrealized depreciation of $(184,649).

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Ultra Short Income ETF

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$151,686,385	$—	$151,686,385
Asset-Backed Securities	—	11,953,141	—	11,953,141
Governments - Treasuries	—	7,707,500	—	7,707,500
Short-Term Investments:
U.S. Treasury Bills	—	26,391,371	—	26,391,371
Agencies	—	19,852,707	—	19,852,707
Commercial Paper	—	16,582,725	—	16,582,725
Certificates of Deposit	—	7,201,125	—	7,201,125
Investment Companies	536,730	—	—	536,730

Total Investments in Securities	536,730	241,374,954	—	241,911,684
Other Financial Instruments(a):
Assets:
Futures	33,312	—	—	33,312
Liabilities	—	—	—	—

Total	$570,042	$241,374,954	$—	$241,944,996

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,864	$61,090	$62,417	$537	$42